Other investments (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of Other investments [Abstract]
Disclosure of detailed information about fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]	The details of such investments are given below:

	March 31, 2021	March 31, 2020
Investment in equity instruments – unquoted
Investment in equity shares of Vashi Railway Station Commercial Complex Limited	150	150
Investment in equity shares of Sarayu Clean Gen Private Limited	1,560	1,560
Investment in debt securities – unquoted
Investment in Attala Systems Corporation #	205,015	210,262
Investment in The Gizmo App Company	5,513	-
	212,238	211,972

# Unsecured convertible promissory note of $2789 with Attala Systems Corporation, of which $ 750 (₹ 55,100), $ 375(₹ 27,600), $

375 (₹ 27,600), $ 500 (₹ 36,800), $ 214 (₹ 15,700) and $ 575 (₹ 42,200) matures on 17th October 2019, 4th January 2020 , 4th April 2020 , 30th October 2020, 1st January 2021 and 27th November 2021 respectively. The note bears interest at a rate of five percent (5%). On 15th October 2019, the note has been amended to extend the maturity date to 30th October 2021. The note bears interest at a rate of five percent (
5
%). The promissory note is convertible to equity securities under specific terms based on triggering events as defined in the agreement.